SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts	3,189,110		7,160,782
Accounts receivable	8,714,261		9,909,662
Sales [Member]
Concentration of credit risk
Concentration risk, percentage	23.00%		30.00%		25.00%
Customer A [Member]
Concentration of credit risk
Accounts receivable		[1]	3,673,455
Customer B [Member]
Concentration of credit risk
Accounts receivable		[1]	1,225,831
Customer C [Member]
Concentration of credit risk
Accounts receivable	2,213,393		1,507,576
Customer D [Member]
Concentration of credit risk
Accounts receivable	1,578,947			[1]
Customer E [Member]
Concentration of credit risk
Accounts receivable	1,330,145			[1]
Customer F [Member]
Concentration of credit risk
Accounts receivable	1,071,415			[1]

[1]	Represents less than 10%